Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, net

7.    Intangible assets, net

The following is a summary of intangible assets, net (in thousands):

	As of December 31, 2024
	Gross	Accumulated	Accumulated	Net
	carrying value	amortization	impairment	carrying value
	RMB	RMB	RMB	RMB
Software	6,516	(2,429)	—	4,087
License	54,905	(54,905)	—	—
Content	38,300	(25,223)	—	13,077
Brand name	48,000	(13,817)	—	34,183
Technology	7,500	(4,313)	—	3,187
Others	9	(9)	—	—
Total	155,230	(100,696)	—	54,534

	As of December 31, 2025
	Gross	Accumulated	Accumulated	Net
	carrying value	amortization	impairment	carrying value
	RMB	RMB	RMB	RMB
Software	6,654	(3,093)	—	3,561
License	54,905	(54,905)	—	—
Content	38,300	(32,883)	(3,150)	2,267
Brand name	48,000	(18,617)	(7,150)	22,233
Technology	7,500	(5,813)	(160)	1,527
Others	9	(9)	—	—
Total	155,368	(115,320)	(10,460)	29,588

Amortization expenses were RMB20.1 million, RMB17.1 million and RMB14.6 million for the years ended December 31, 2023, 2024 and 2025, respectively. No impairment losses were recognized for the years ended December 31, 2023 and 2024. For the year ended December 31, 2025, the Group recognized impairment loss of RMB10.5 million for the intangible assets identified from acquisitions. The impairment was primarily due to a reduction in future cash flow projections for an asset group related to the Group’s vocational training business.

7.    Intangible assets, net (Continued)

As of December 31, 2025, estimated amortization expense for intangible assets subject to amortization is as follows (in thousands):

RMB
2026	6,584
2027	5,538
2028	4,107
2029	3,859
2030	3,846
Thereafter	5,654
Total	29,588